Intangible assets - Additional Information (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		R$ 157,991	R$ 3,558,049
Software business goodwill impairment loss		157,991	3,558,049	R$ 0
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Impairment losses related to costs and accumulated depreciation		33,804	138,337
Software in progress
Disclosure of detailed information about intangible assets [line items]
Impairment losses related to costs and accumulated depreciation		R$ 30,891	R$ 136,433
Total for all cash-generating units
Disclosure of detailed information about intangible assets [line items]
Discounted cash flow projection period		11.20%
Forecast period over cash flow to equity		5 years
Description of growth rate used to extrapolate cash flow projections		5.00%	5.00%
Increased pre-tax discount rate		10000.00%
Decrease of perpetuity rate		5000.00%
Decrease percentage over cash flow to equity year one		100000.00%
Total for all cash-generating units | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Discounted cash flow projection period			11.12%
Total for all cash-generating units | Top of range
Disclosure of detailed information about intangible assets [line items]
Discounted cash flow projection period			11.83%
CGU 2 - Software
Disclosure of detailed information about intangible assets [line items]
Impairment loss on software business goodwill	R$ 3,558,049
Reversal of impairment loss	R$ 4,402,426